Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 31, 2012
Registrant Name	DWS GLOBAL/INTERNATIONAL FUND, INC.
Central Index Key	0000793597
Amendment Flag	false
Document Creation Date	Nov 30, 2012
Document Effective Date	Dec 1, 2012
Prospectus Date	Dec 1, 2012

DWS Global Thematic Fund
DWS Global Thematic Fund
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 22) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Global Thematic Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Global Thematic Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution/service (12b-1) fees	0.25%	1.00%	1.00%	0.49%	none	none
Other expenses	0.40%	0.40%	0.37%	0.53%	0.31%	0.35%
Total annual fund operating expenses	1.54%	2.29%	2.26%	1.91%	1.20%	1.24%
Less expense waiver/reimbursement	0.09%	0.09%	0.06%	0.21%	none	0.04%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.45%	2.20%	2.20%	1.70%	1.20%	1.20%

The Advisor has contractually agreed through September 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.29%, 2.04%, 2.04%, 1.54% and 1.04%; and for the period from October 1, 2013 through November 30, 2013, at ratios no higher than 1.45%, 2.20%, 2.20%, 1.70% and 1.20% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Classes A, B, C, R and S, respectively. These agreements may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C, Class R and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Global Thematic Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	714	623	323	173	122	122
3 Years	1,025	1,007	701	580	381	389
5 Years	1,358	1,417	1,205	1,012	660	677
10 Years	2,297	2,258	2,590	2,216	1,455	1,496

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Global Thematic Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	714	223	223	173	122	122
3 Years	1,025	707	701	580	381	389
5 Years	1,358	1,217	1,205	1,012	660	677
10 Years	2,297	2,258	2,590	2,216	1,455	1,496

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 104%.
Principal Investment Strategy
Main Investments. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

Management process. In choosing securities, portfolio management uses a combination of three analytical disciplines:
  Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.
  Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.
  Analysis of global themes. Portfolio management considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.
Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to appropriate benchmarks.

Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given country.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

The bar chart and the after-tax returns below are shown for Class A shares (instead of Class S shares, which had been used in the past) because Class A shares now have 10 or more years of annual returns and are available to most investors. For Class R shares, historical performance prior to class inception is based on the performance of the fund's original share class, Class S shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 26.21%, Q2 2009 Worst Quarter: -24.52%, Q4 2008 Year-to-Date as of 9/30/2012: 12.09%
Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Institutional Class index comparison began on 8/31/08.
Average Annual Total Returns DWS Global Thematic Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Jun 18, 2001	(19.93%)	(6.31%)	3.73%
Class A After tax on distributions		(19.96%)	(7.25%)	2.67%
Class A After tax on distributions and sale of fund shares		(12.64%)	(5.33%)	3.15%
Class B before tax	Jun 18, 2001	(18.20%)	(6.14%)	3.48%
Class C before tax	Jun 18, 2001	(15.66%)	(5.90%)	3.56%
Class R before tax	Nov 3, 2003	(15.37%)	(5.46%)	4.08%
Class S before tax	Jul 23, 1986	(14.77%)	(4.94%)	4.65%
Class S Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)		(5.54%)	(2.37%)	3.62%

Average Annual Total Returns DWS Global Thematic Fund	Class Inception	1 Year	Since Inception
INST Class	Aug 26, 2008	(14.76%)	(2.88%)
INST Class Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)		(5.54%)	(1.66%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
DWS Global Thematic Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Global Thematic Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 22) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2012: 104%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through September 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.29%, 2.04%, 2.04%, 1.54% and 1.04%; and for the period from October 1, 2013 through November 30, 2013, at ratios no higher than 1.45%, 2.20%, 2.20%, 1.70% and 1.20% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Classes A, B, C, R and S, respectively. These agreements may only be terminated with the consent of the fund's Board.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C, Class R and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main Investments. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

Management process. In choosing securities, portfolio management uses a combination of three analytical disciplines:
  Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.
  Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.
  Analysis of global themes. Portfolio management considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.
Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to appropriate benchmarks.

Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given country.

		Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

		Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

		The bar chart and the after-tax returns below are shown for Class A shares (instead of Class S shares, which had been used in the past) because Class A shares now have 10 or more years of annual returns and are available to most investors. For Class R shares, historical performance prior to class inception is based on the performance of the fund's original share class, Class S shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 26.21%, Q2 2009 Worst Quarter: -24.52%, Q4 2008 Year-to-Date as of 9/30/2012: 12.09%
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The bar chart and the after-tax returns below are shown for Class A shares (instead of Class S shares, which had been used in the past) because Class A shares now have 10 or more years of annual returns and are available to most investors.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Institutional Class index comparison began on 8/31/08.
DWS Global Thematic Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,025
5 Years	rr_ExpenseExampleYear05	1,358
10 Years	rr_ExpenseExampleYear10	2,297
1 Year	rr_ExpenseExampleNoRedemptionYear01	714
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,025
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,358
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,297
2002	rr_AnnualReturn2002	(17.21%)
2003	rr_AnnualReturn2003	31.93%
2004	rr_AnnualReturn2004	14.69%
2005	rr_AnnualReturn2005	22.73%
2006	rr_AnnualReturn2006	29.94%
2007	rr_AnnualReturn2007	6.13%
2008	rr_AnnualReturn2008	(47.62%)
2009	rr_AnnualReturn2009	43.18%
2010	rr_AnnualReturn2010	13.28%
2011	rr_AnnualReturn2011	(15.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.52%)
DWS Global Thematic Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.20%
1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,417
10 Years	rr_ExpenseExampleYear10	2,258
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	707
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,217
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,258
DWS Global Thematic Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.20%
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	2,590
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	701
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,590
DWS Global Thematic Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	580
5 Years	rr_ExpenseExampleYear05	1,012
10 Years	rr_ExpenseExampleYear10	2,216
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	580
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,216
DWS Global Thematic Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
1 Year	rr_AverageAnnualReturnYear01	(14.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.88%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug 26, 2008
DWS Global Thematic Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	1,496
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	389
5 Years	rr_ExpenseExampleNoRedemptionYear05	677
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,496
DWS Global Thematic Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.93%)
5 Years	rr_AverageAnnualReturnYear05	(6.31%)
10 Years	rr_AverageAnnualReturnYear10	3.73%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun 18, 2001
DWS Global Thematic Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.20%)
5 Years	rr_AverageAnnualReturnYear05	(6.14%)
10 Years	rr_AverageAnnualReturnYear10	3.48%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun 18, 2001
DWS Global Thematic Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.66%)
5 Years	rr_AverageAnnualReturnYear05	(5.90%)
10 Years	rr_AverageAnnualReturnYear10	3.56%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun 18, 2001
DWS Global Thematic Fund | before tax | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.37%)
5 Years	rr_AverageAnnualReturnYear05	(5.46%)
10 Years	rr_AverageAnnualReturnYear10	4.08%
Class Inception	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
DWS Global Thematic Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.77%)
5 Years	rr_AverageAnnualReturnYear05	(4.94%)
10 Years	rr_AverageAnnualReturnYear10	4.65%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 23, 1986
DWS Global Thematic Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.96%)
5 Years	rr_AverageAnnualReturnYear05	(7.25%)
10 Years	rr_AverageAnnualReturnYear10	2.67%
DWS Global Thematic Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.64%)
5 Years	rr_AverageAnnualReturnYear05	(5.33%)
10 Years	rr_AverageAnnualReturnYear10	3.15%
DWS Global Thematic Fund | Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes) | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)
DWS Global Thematic Fund | Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	3.62%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2012